Construction Services Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Balance, December 31, 2014	$ 20,042
Balance, December 31, 2015	16,108	$ 20,042
Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance, December 31, 2014	20,042
Net Income (loss) attributable to redeemable noncontrolling interest	939	151
Foreign currency exchange translation adjustment	(66)	(22)
Centuri distribution to redeemable noncontrolling interest	(99)
Adjustment to redemption value	(4,708)
Balance, December 31, 2015	$ 16,108	$ 20,042